COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS
Schedule of Capital commitments outstanding not provided for in the financial statements
	As at December 31, 2015	As at December 31, 2016

Contracted for	272,958	510,999